Segmented Information - Revenue by Product (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Revenue	$ 2,818.9	$ 2,316.1
Refined silver and gold
Disclosure of products and services [line items]
Revenue	2,369.1	1,954.4
Zinc concentrate
Disclosure of products and services [line items]
Revenue	101.3	83.2
Lead concentrate
Disclosure of products and services [line items]
Revenue	201.8	163.5
Copper concentrate
Disclosure of products and services [line items]
Revenue	71.7	54.6
Silver concentrate
Disclosure of products and services [line items]
Revenue	$ 75.0	$ 60.4